Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Revenues	$ 397,838	$ 371,034	$ 326,142
Technical management service component
Revenues
Revenues	69,321	78,149	76,545
Long-term time charters
Revenues
Revenues	$ 164,257	183,232	221,813
Long-term time charters | Minimum
Revenues
Initial duration of charter party agreement	3 years
Spot time charters
Revenues
Revenues	$ 233,581	$ 187,802	$ 104,329
Spot time charters | Maximum
Revenues
Initial duration of charter party agreement	3 years